Janus Henderson Small-Mid Cap Value Fund Average Annual Total Returns - Class D Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 3000® Index (reflects no deduction for expenses, fees, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	23.81%	13.86%	12.55%
Russell 2500TM Value Index (reflects no deduction for expenses, fees, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	10.98%	8.44%	7.81%
Class D | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	14.11%	5.91%	6.84%
Class D | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	10.93%	5.08%	6.31%
Class D | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	16.26%	6.57%	8.25%